                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Cypress Asset Management
         Address:          2929 Allen Parkway, Suite 2200
                           Houston, TX 77019

13F File Number:           28-5956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Will Garwood
Title:            President
Phone:            713-512-2100

Signature, Place, and Date of Signing:

                   /s/ Will Garwood
                   ---------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           104

Form 13F Information Value Total (thousands):     323,385



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None


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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 1 of 6                  9/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------

3 COM                   Common   885535104 $411,125     14,300       X                                       12,100          2,200
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ABBOTT LABS             Common   002824100 $5,821,059   158,666      X                                       128,982         29,684
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ALBERTSONS              Common   013104104 $2,623,894   66,323       X                                       53,978          12,345
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ALLSTATE                Common   020002101 $1,110,716   44,540       X                                       37,840          6,700
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ALTERA                  Common   021441100 $1,429,206   32,950       X                                       22,150          10,800
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ALZA CL A               Common   022615108 $647,411     15,122       X                                       13,217          1,905
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AMER EXPRESS            Common   025816109 $364,500     2,700        X                                       1,000           1,700
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AMER GENERAL            Common   026351106 $4,071,276   64,368       X                                       52,783          11,585
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AMER HOME PROD          Common   026609107 $4,789,515   115,410      X                                       96,915          18,495
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AMER INTL GROUP         Common   026874107 $7,261,976   83,531       X                                       70,097          13,434
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AMER PWR CONVERSION     Common   029066107 $280,440     14,760       X                                       14,760          0
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AMERICA ONLINE          Common   02364J104 $200,841     1,930        X                                       1,930           0
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AMERITECH               Common   030954101 $1,204,504   18,045       X                                       14,825          3,220
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AMGEN                   Common   031162100 $1,449,070   17,780       X                                       16,255          1,525
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ANALOG DEVICES          Common   032654105 $7,404,856   144,485      X                                       122,960         21,525
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BANK OF AMERICA         Common   06605F102 $3,379,786   60,692       X                                       45,307          15,385
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BANK OF NEW YORK        Common   064057102 $3,331,211   99,625       X                                       83,535          16,090
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BANK ONE                Common   06423A103 $1,986,053   57,050       X                                       49,585          7,465
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BELL ATLANTIC           Common   077853109 $209,477     3,112        X                                       1,752           1,360
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COLUMN TOTALS                              $47,976,915
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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 2 of 6                  9/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
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BELLSOUTH               Common   079860102 $286,245     6,361        X                                       6,361           0
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BERKSHIRE HATHAWAY CL B Common   084670207 $2,455,488   1,323        X                                       1,100           223
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BP AMOCO                Common   055622104 $2,702,384   24,387       X                                       19,435          4,952
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BRISTOL-MYERS           Common   110122108 $8,893,125   131,750      X                                       110,280         21,470
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BURLINGTON RESRS        Common   122014103 $926,100     25,200       X                                       21,000          4,200
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CHASE MANHATTAN         Common   16161A108 $398,055     5,281        X                                       3,325           1,956
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CHEVRON                 Common   166751107 $688,852     7,762        X                                       7,762           0
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CHRIS-CRAFT             Common   170520100 $1,597,710   28,467       X                                       21,934          6,533
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CISCO SYSTEMS           Common   17275R102 $6,912,506   100,821      X                                       85,071          15,750
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CITIGROUP               Common   172967101 $12,216,820  277,655      X                                       226,900         50,755
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COCA-COLA               Common   191216100 $6,278,724   130,129      X                                       104,219         25,910
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COSTCO WHOLESALE        Common   22160K105 $399,600     5,550        X                                       5,300           250
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DATA GENERAL            Common   237688106 $514,978     24,450       X                                       22,250          2,200
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DAYTON HUDSON           Common   239753106 $3,368,305   56,080       X                                       48,030          8,050
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DIAGEO PLC ADR          Common   25243Q205 $2,312,254   55,801       X                                       43,287          12,514
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DISNEY, WALT            Common   254687106 $5,151,900   198,150      X                                       165,825         32,325
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DOLLAR GENERAL          Common   256669102 $231,563     7,500        X                                       7,500           0
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EDS                     Common   285661104 $3,519,020   66,475       X                                       56,840          9,635
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COLUMN TOTALS                              $58,853,629
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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 3 of 6                  9/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
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EMERSON ELECTRIC        Common   291011104 $3,092,396   48,940       X                                       40,090          8,850
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ERICSSON                Common   294821400 $259,375     8,300        X                                       750             7,550
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EXCEL SWITCHING         Common   30067V108 $3,472,700   96,800       X                                       85,075          11,725
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EXXON                   Common   302290101 $1,856,908   24,433       X                                       22,358          2,075
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FANNIE MAE              Common   313586109 $5,197,107   82,905       X                                       64,675          18,230
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FEDERAL EXPRESS         Common   31304N107 $2,738,549   70,445       X                                       60,295          10,150
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FIRST UNION             Common   337358105 $520,838     14,620       X                                       11,645          2,975
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FORD                    Common   345370100 $401,799     7,996        X                                       4,115           3,881
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FREDDIE MAC             Common   313400301 $212,940     4,095        X                                       4,095           0
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GENERAL ELECTRIC        Common   369604103 $12,143,613  102,424      X                                       86,002          16,422
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GENERAL MILLS           Common   370334104 $3,853,681   47,503       X                                       38,778          8,725
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GILLETTE                Common   375766102 $3,255,624   95,930       X                                       80,950          14,980
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GLOBAL CROSSING LTD     Common   G3921A100 $863,675     32,592       X                                       31,772          820
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GTE                     Common   362320103 $1,750,444   22,770       X                                       18,170          4,600
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GUIDANT                 Common   401698105 $1,529,921   28,530       X                                       24,630          3,900
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HARTFORD LIFE A         Common   416592103 $2,466,194   50,075       X                                       43,015          7,060
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HERSHEY FOODS           Common   427866108 $286,039     5,875        X                                       3,875           2,000
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HEWLETT PACKARD         Common   428236103 $7,088,936   78,115       X                                       63,490          14,625
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HUBBELL CL B            Common   443510201 $525,428     16,484       X                                       8,334           8,150
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COLUMN TOTALS                              $51,516,167
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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 4 of 6                9/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                              ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
IBM                     Common   459200101 $10,728,707  88,667       X                                       73,967          14,700
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INTEL                   Common   458140100 $6,525,009   87,805       X                                       71,781          16,024
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JOHNSON & JOHN          Common   478160104 $8,687,424   94,557       X                                       76,022          18,535
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KROGER                  Common   501044101 $220,625     10,000       X                                       10,000          0
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LILLY, ELI              Common   532457108 $757,092     11,795       X                                       9,250           2,545
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LINEAR TECH             Common   535678106 $340,344     5,790        X                                       5,240           550
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LSI LOGIC               Common   502161102 $208,000     4,000        X                                       4,000           0
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LUCENT TECH             Common   549463107 $1,086,916   16,754       X                                       5,908           10,846
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MBNA                    Common   55262L100 $311,664     13,662       X                                       12,905          757
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MELLON FINANCIAL        Common   58551A108 $1,890,566   56,225       X                                       47,025          9,200
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MERCK                   Common   589331107 $7,459,465   115,093      X                                       93,402          21,691
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MERRILL LYNCH           Common   590188108 $2,340,608   34,740       X                                       28,090          6,650
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MICROSOFT               Common   594918104 $7,305,677   80,670       X                                       59,320          21,350
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MINN MINING&MFG         Common   604059105 $1,135,363   11,819       X                                       9,269           2,550
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MOBIL                   Common   607059102 $833,706     8,275        X                                       6,200           2,075
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MOLEX                   Common   608554101 $746,961     20,535       X                                       18,385          2,150
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MOLEX CL A              Common   608554200 $5,804,546   179,291      X                                       151,896         27,395
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MORGAN STANLEY DEAN
WITTER                  Common   617446448 $6,351,488   71,215       X                                       61,029          10,186
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MOTOROLA                Common   620076109 $4,460,280   50,685       X                                       37,740          12,945
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COLUMN TOTALS                              $67,194,439
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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 5 of 6                  9/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY           Common   635405103 $285,556     10,700       X                                       10,700          0
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NATL SEMICONDUCTOR      Common   637640103 $327,019     10,700       X                                       10,700          0
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NESTLE SA ADR           Common   641069406 $201,563     2,150        X                                       1,550           600
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NEWBRIDGE NETWORKS      Common   650901101 $242,381     9,300        X                                       7,900           1,400
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NOKIA ADR               Common   654902204 $4,197,612   46,705       X                                       39,200          7,505
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PEPSICO                 Common   713448108 $5,015,268   164,435      X                                       130,610         33,825
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PFIZER                  Common   717081103 $5,687,264   158,530      X                                       132,070         26,460
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PROCTER GAMBLE          Common   742718109 $6,906,750   73,672       X                                       58,358          15,314
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RIVIANA FOODS           Common   769536103 $288,750     15,000       X                                       15,000          0
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ROYAL DUTCH             Common   780257804 $4,648,809   78,710       X                                       65,460          13,250
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SABRE HOLDINGS CORP.
CL A                    Common   785905100 $928,800     21,600       X                                       15,700          5,900
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SCHERING PLOUGH         Common   806605101 $2,994,420   68,640       X                                       56,260          12,380
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SONY                    Common   835699307 $4,649,687   30,985       X                                       26,080          4,905
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ST JUDE MEDICAL         Common   790849103 $220,500     7,000        X                                       7,000           0
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T ROWE PRICE ASSOC      Common   741477103 $294,953     10,750       X                                       7,600           3,150
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TEXAS INSTRMTS          Common   882508104 $14,676,526  178,438      X                                       149,408         29,030
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THOMAS & BETTS          Common   884315102 $265,200     5,200        X                                       5,200           0
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TIME WARNER             Common   887315109 $7,994,700   131,600      X                                       111,655         19,945
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UNILEVER NV             Common   904784709 $557,263     8,180        X                                       6,920           1,260
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COLUMN TOTALS                              $60,383,019

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                                                           FORM 13F
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                                                                                                                    (SEC USE ONLY)
Page 6 of 6                  9/30/99                Name of Reporting Manager:  Cypress Asset Management, Inc.
                                                                                ------------------------------

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                                                       ITEM 5:             ITEM 6:                                 ITEM 8:

  Item 1:               Item 2:   Item 3:    Item 4:  Shares of      Investment Discretion      Item 7:    Voting Authority (Shares)
                                                                -----------------------------              -------------------------
Name of Issuer          Title of  CUSIP   Fair Market Principal         (b)Shared -            Managers

                         Class    Number      Value    Amount   (a)Sole as Defined (c)Shared- See Instr.V  (a)Sole (b)Shared (c)None

                                                                        in Instr.V  Other
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UNUMPROVIDENT
CORPORATION             Common   91529y106 $266,733     9,061        X                                       7,492           1,569
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US WEST INC.            Common   91273H101 $321,319     5,631        X                                       5,031           600
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VIACOM CL B             Common   925524308 $7,396,919   175,075      X                                       146,530         28,545
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VODAFONE AIRTOUCH PLC   Common   92857t107 $310,502     1,306        X                                       506             800
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WAL-MART                Common   931142103 $9,131,524   191,990      X                                       158,405         33,585
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WALGREEN                Common   931422109 $253,750     10,000       X                                       7,600           2,400
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WARNER LAMBERT          Common   934488107 $4,925,888   74,213       X                                       61,373          12,840
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WM WRIGLEY              Common   982526105 $364,362     5,295        X                                       4,095           1,200
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XILINX                  Common   983919101 $13,912,295  212,300      X                                       180,350         31,950
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XL CAPITAL              Common   G98255105 $577,575     12,835       X                                       11,174          1,661
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COLUMN TOTALS                              $37,460,867
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